BUSINESS COMBINATIONS - Consideration Transferred for WAE Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	May 23, 2016	Dec. 31, 2019	Dec. 31, 2018	Aug. 20, 2018	Jul. 31, 2018	Dec. 31, 2017	Aug. 16, 2017
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired		$ 97,300	$ 4,137			$ 19,149
WAE
Disclosure of detailed information about business combination [line items]
Down payment	$ 8,500
Working capital adjustment	1,352	$ 1,357
Installment payment	551
Contingent consideration	9,448			$ 5,000	$ 1,867		$ 5,000
Total consideration paid net of cash and cash equivalents acquired	$ 19,851